Income Taxes (Details Narrative) (USD $)	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 22,689	$ 44,492
Net operating loss carry forward maturity date	through 2034.	through 2034.